DGHM MicroCap Value Fund

Schedule of Investments

November 30, 2020 (unaudited)

		Shares	Fair Value
98.79%	COMMON STOCKS
15.02%	BANKS
	The Bank of N.T. Butterfield & Son Ltd.	6,543	$207,151
	BankFinancial Corp.	16,722	134,947
	Central Valley Community Bancorp	15,128	215,574
	Community Trust Bancorp, Inc.	6,191	209,565
	First Bancorp	7,626	239,304
	First Community Bankshares, Inc.	11,163	235,204
	First Western Financial, Inc.*	12,748	215,441
	HomeTrust Bancshares, Inc.	11,738	199,898
	National Bankshares, Inc.	8,427	253,821
	Northrim BanCorp, Inc.	7,226	229,570
	Pacific Mercantile Bancorp*	46,392	231,960
	Sandy Spring Bancorp, Inc.	8,349	245,962
	Territorial Bancorp Inc.	8,834	197,087
			2,815,484
9.78%	CAPITAL GOODS
	Commercial Vehicle Group, Inc.*	53,169	378,032
	Ducommun Inc.*	8,275	411,433
	Kimball Electronics, Inc.*	12,297	189,497
	L. B. Foster Co. Class A*	16,534	240,735
	Preformed Line Products Co.	5,017	304,281
	Transcat, Inc.**	9,742	308,821
			1,832,799
1.60%	COMMERCIAL & PROFESSIONAL SERVICES
	CBIZ, Inc.*	12,375	299,723
1.21%	COMMUNICATIONS SERVICES
	Gray Television, Inc.*	12,898	227,779
7.18%	CONSUMER DISCRETIONARY
	Century Communities, Inc.*	9,838	437,791
	Lazydays Holdings, Inc.*	19,568	322,872
	Malibu Boats, Inc. Class A*	6,874	391,749
	Nathan's Famous, Inc.	3,413	193,858
			1,346,270
5.14%	CONSUMER DURABLES & APPAREL
	M/I Homes, Inc.*	5,807	263,928
	Rocky Brands, Inc.	10,422	302,238
	Vera Bradley, Inc.*	46,887	397,602
			963,768
1.34%	CONSUMER STAPLES
	Fresh DelMonte Produce Inc.	9,905	251,488
1.24%	DIVERSIFIED FINANCIALS
	Greenhill & Co., Inc.	17,811	231,899
3.66%	ENERGY
	Bonanza Creek Energy, Inc.*	12,165	268,482
	CNX Resources Corp.*	26,870	252,847
	Talos Energy Inc.*	19,249	164,771
			686,100

DGHM MicroCap Value Fund

Schedule of Investments

November 30, 2020 (unaudited)

		Shares	Fair Value
5.21%	FINANCIALS
	Crawford & Company Class A	25,218	185,352
	Donegal Group Inc Class A	9,313	130,196
	Employers Holdings, Inc.	9,398	286,733
	Southern National Bancorp of Virginia, Inc.	15,895	173,891
	Western New England Bancorp, Inc.	29,882	199,612
			975,784
6.17%	HEALTHCARE
	Hanger, Inc.*	15,548	352,784
	Harvard Bioscience, Inc.*	104,183	408,397
	RadNet, Inc.*	21,206	394,856
			1,156,037
6.45%	INDUSTRIALS
	AZZ Inc.	6,306	281,185
	Great Lakes Dredge & Dock Corp.*	33,272	375,641
	Mueller Industries, Inc.	7,788	255,135
	Vectrus, Inc.*	6,242	297,556
			1,209,517
7.89%	MATERIALS
	Foundation Building Materials, Inc.*	12,156	233,881
	Hawkins, Inc.	4,440	222,799
	Koppers Holdings, Inc.*	9,874	267,289
	Schweitzer-Mauduit International, Inc.	9,697	337,262
	United States Lime & Minerals, Inc.	3,780	418,446
			1,479,677
9.77%	REAL ESTATE INVESTMENT TRUSTS
	Alexander & Baldwin, Inc.	14,118	220,947
	CatchMark Timber Trust, Inc. Class A	30,399	291,526
	City Office REIT, Inc.	18,697	163,973
	Hersha Hospitality Trust Class A	39,172	317,293
	Independence Realty Trust, Inc.	28,785	370,751
	iStar Inc.	18,730	264,093
	Re/Max Holdings Inc. Class A	6,472	202,574
			1,831,157
4.94%	SEMICONDUCTORS
	Kulicke and Soffa Industries, Inc.	15,413	469,326
	NVE Corp.	3,079	157,614
	Onto Innovation Inc.*	6,754	298,594
			925,534
3.46%	SOFTWARE & SERVICES
	American Software, Inc. Class A	18,460	303,113
	NIC Inc.	14,734	345,291
			648,404
3.33%	TRANSPORTATION
	Marten Transport, Ltd.	19,068	336,169
	Universal Logistics Holdings, Inc.	13,403	288,299
			624,468
5.40%	UTILITIES
	Artesian Resources Corp. Class A	8,194	302,932
	Chesapeake Utilities Corp.	1,478	153,727
	RGC Resources, Inc.	12,392	300,630
	Unitil Corp.	6,221	254,314
			1,011,603
98.79%	TOTAL COMMON STOCKS		18,517,491

DGHM MicroCap Value Fund

Schedule of Investments

November 30, 2020 (unaudited)

		Shares	Fair Value
1.48%	SHORT TERM INVESTMENTS
	Federated Treasury Obligation Fund - Institutional Class 0.01%**	277,368	277,368
100.27%	TOTAL INVESTMENTS		$18,794,859
(0.27%)	Liabilities, in excess of other assets		(50,932)
100.00%	NET ASSETS		$18,743,927

*Non-income producing

**Effective 7 day yield as of November 30, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2020:

	Level 1	Level 2	Level 3
		Other Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs		Total
Common Stocks	$18,517,491	$-		$-	$18,517,491
Short Term Investments	277,368	-		-	277,368
Total Investments	$18,794,859	$-		$-	$18,794,859

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2020.
At November 30, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $13,945,500 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$5,086,112
		Gross unrealized depreciation			(236,753)
		Net unrealized appreciation			$4,849,359